Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of exceptional items [line items]
Funding provided during the period	$ (350)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	575	$ 540	$ 3,700
Exchange translation	203	119	(867)
Funding provided during the period			(125)
Utilisation	$ 2,030	$ 1,773	$ 515